April 9, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated March 26, 2015, to the prospectuses for iShares MSCI Pacific ex Japan ETF and iShares MSCI South Africa ETF. The purpose of this filing is to submit the 497 dated March 26, 2015 in XBRL.

If you have any questions regarding this filing, please contact Margery K. Neale, Esq. of Willkie Farr & Gallagher LLP at (212) 728 - 8297.

Very truly yours,

/s/ Sarah M. Coutu
Sarah M. Coutu

cc: Margery K. Neale, Esq.